Rule 497(d)

                                    FT 10721

          First Trust U.S. Treasury Securities Portfolio, Short-Term,
                                   Series 12

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Prospectus, the Mandatory Termination Date of the Trust is August 20, 2026.

May 5, 2023